Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
U.S. Consumer Focused ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Air Freight & Logistics — 0.3%
FedEx Corp. ........................ 110 $ 44,364
United Parcel Service, Inc. , Class B ........ 393 42,758
87,122
Beverages — 0.2%
Brown-Forman Corp. , Class B, NVS ........ 327 8,427
Constellation Brands, Inc. , Class A ......... 373 58,404
66,831
Broadline Retail — 9.3%
Amazon.com, Inc.
(a)
................... 9,105 2,413,371
eBay, Inc. .......................... 1,156 119,623
Kohl's Corp. ........................ 996 14,113
Macy's, Inc. ........................ 1,563 30,557
Ollie's Bargain Outlet Holdings, Inc.
(a)
....... 651 56,318
2,633,982
Building Products — 0.1%
Masco Corp. ........................ 301 21,618
Capital Markets — 0.5%
CBOE Global Markets, Inc. .............. 89 26,708
Robinhood Markets, Inc. , Class A
(a)
......... 1,416 103,212
129,920
Commercial Services & Supplies — 1.4%
Cintas Corp. ........................ 1,229 214,718
Copart, Inc.
(a)
....................... 2,561 84,795
RB Global, Inc. ...................... 252 26,284
Rollins, Inc. ......................... 1,181 65,817
391,614
Consumer Finance — 0.1%
FirstCash Holdings, Inc. ................ 172 37,534
Consumer Staples Distribution & Retail — 24.0%
Albertsons Cos., Inc. , Class A ............ 2,062 34,745
BJ's Wholesale Club Holdings, Inc.
(a)
........ 923 86,660
Casey's General Stores, Inc. ............. 281 231,024
Costco Wholesale Corp. ................ 2,320 2,353,710
Dollar General Corp. .................. 1,901 220,288
Dollar Tree, Inc.
(a)
..................... 1,802 174,992
Kroger Co. (The) ..................... 3,662 249,272
Performance Food Group Co.
(a)
........... 614 55,604
Sprouts Farmers Market, Inc.
(a)
............ 168 13,751
Sysco Corp. ........................ 1,243 92,865
Target Corp. ........................ 415 53,846
US Foods Holding Corp.
(a)
............... 1,052 98,352
Walmart, Inc. ........................ 24,038 3,171,333
6,836,442
Distributors — 0.2%
Genuine Parts Co. .................... 398 42,678
Pool Corp. ......................... 113 24,105
66,783
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc.
(a)
...... 202 16,384
Duolingo, Inc. , Class A
(a)
................ 122 13,432
H&R Block, Inc. ...................... 575 18,245
Service Corp. International .............. 638 51,697
Stride, Inc.
(a)
........................ 60 5,830
105,588
Entertainment — 1.4%
Cinemark Holdings, Inc. ................ 498 14,701
Electronic Arts, Inc. ................... 98 19,832
Security
Shares
Shares Value
Entertainment (continued)
Live Nation Entertainment, Inc.
(a)
.......... 494 $ 78,022
Madison Square Garden Sports Corp.
(a)
...... 82 28,082
Netflix, Inc.
(a)
........................ 427 39,971
Take-Two Interactive Software, Inc.
(a)
........ 188 40,187
TKO Group Holdings, Inc. , Class A ......... 179 33,310
Walt Disney Co. (The) ................. 1,478 153,343
407,448
Financial Services — 2.0%
Affirm Holdings, Inc. , Class A
(a)
............ 617 39,661
Block, Inc. , Class A
(a)
.................. 1,989 140,244
Corpay, Inc.
(a)
....................... 63 19,308
Fiserv, Inc.
(a) (b)
....................... 454 28,443
Global Payments, Inc. ................. 81 5,829
PayPal Holdings, Inc. .................. 1,774 88,948
Shift4 Payments, Inc. , Class A
(a) (b)
.......... 181 8,015
Toast, Inc. , Class A
(a)
.................. 500 14,260
Visa, Inc. , Class A .................... 697 229,898
574,606
Food Products — 0.5%
Conagra Brands, Inc. .................. 604 8,667
Flowers Foods, Inc. ................... 823 7,456
Freshpet, Inc.
(a)
...................... 261 17,586
J M Smucker Co. (The) ................. 184 18,038
Lamb Weston Holdings, Inc. ............. 182 7,926
Marzetti Co. (The) .................... 84 10,944
McCormick & Co., Inc. (Non-Voting) , NVS .... 399 20,285
Tyson Foods, Inc. , Class A .............. 741 47,476
138,378
Ground Transportation — 1.4%
Lyft, Inc. , Class A
(a) (b)
................... 1,455 20,588
Uber Technologies, Inc.
(a)
............... 4,675 348,802
U-Haul Holding Co. , NVS ............... 293 13,973
XPO, Inc.
(a)
......................... 119 26,196
409,559
Health Care Providers & Services — 0.2%
Chemed Corp. ....................... 47 19,974
Henry Schein, Inc.
(a)
................... 316 23,570
43,544
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc. .............. 2,297 48,536
Ryman Hospitality Properties, Inc. ......... 212 22,279
70,815
Hotels, Restaurants & Leisure — 13.5%
Airbnb, Inc. , Class A
(a)
.................. 963 135,167
Aramark ........................... 1,054 48,157
Boyd Gaming Corp. ................... 404 35,128
Brinker International, Inc.
(a)
.............. 442 67,290
Caesars Entertainment, Inc.
(a)
............ 944 26,243
Carnival Corp. ....................... 2,000 53,020
Cava Group, Inc.
(a)
.................... 938 87,619
Cheesecake Factory, Inc. (The) ........... 80 5,030
Chipotle Mexican Grill, Inc. , Class A
(a)
....... 13,517 459,443
Choice Hotels International, Inc.
(b)
.......... 184 18,231
Churchill Downs, Inc. .................. 388 39,184
Darden Restaurants, Inc. ............... 1,185 237,664
Domino's Pizza, Inc. ................... 290 98,432
DoorDash, Inc. , Class A
(a)
............... 1,557 262,588
DraftKings, Inc. , Class A
(a)
............... 2,587 60,329
Expedia Group, Inc. ................... 382 94,877
Hilton Worldwide Holdings, Inc. ........... 1,406 455,642
Hyatt Hotels Corp. , Class A .............. 214 35,860

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
U.S. Consumer Focused ETF
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Marriott International, Inc. , Class A ......... 1,228 $ 444,155
McDonald's Corp. .................... 355 104,224
MGM Resorts International
(a)
............. 985 38,356
Norwegian Cruise Line Holdings Ltd.
(a)
....... 1,150 20,907
Planet Fitness, Inc. , Class A
(a)
............ 225 15,001
Red Rock Resorts, Inc. , Class A ........... 344 18,562
Royal Caribbean Cruises Ltd. ............ 641 169,070
Shake Shack, Inc. , Class A
(a)
............. 142 14,549
Six Flags Entertainment Corp.
(a) (b)
.......... 391 7,343
Starbucks Corp. ...................... 5,031 529,915
Texas Roadhouse, Inc. , Class A ........... 266 42,823
Travel + Leisure Co. ................... 312 20,174
Vail Resorts, Inc. ..................... 227 28,870
Wendy's Co. (The) .................... 1,210 8,422
Wingstop, Inc. ....................... 320 52,499
Wyndham Hotels & Resorts, Inc. .......... 481 39,144
Yum! Brands, Inc. .................... 511 81,581
3,855,499
Household Durables — 0.4%
Somnigroup International, Inc. ............ 674 51,130
Toll Brothers, Inc. ..................... 277 39,373
TopBuild Corp.
(a)
..................... 49 21,692
112,195
Household Products — 0.3%
Clorox Co. (The) ..................... 107 10,319
Colgate-Palmolive Co. ................. 390 33,290
Procter & Gamble Co. (The) ............. 384 56,483
100,092
Interactive Media & Services — 0.3%
Meta Platforms, Inc. , Class A ............. 81 49,565
Pinterest, Inc. , Class A
(a)
................ 1,370 26,934
Snap, Inc. , Class A, NVS
(a)
.............. 1,913 11,612
88,111
IT Services — 0.1%
(a)
Gartner, Inc. ........................ 31 4,603
GoDaddy, Inc. , Class A ................. 207 17,966
22,569
Leisure Products — 0.1%
Hasbro, Inc. ........................ 225 21,564
Media — 0.2%
New York Times Co. (The) , Class C ........ 278 21,970
Omnicom Group, Inc. .................. 572 43,884
65,854
Passenger Airlines — 0.3%
Alaska Air Group, Inc.
(a)
................. 401 15,683
American Airlines Group, Inc.
(a)
............ 1,188 13,912
Southwest Airlines Co. ................. 787 29,843
United Airlines Holdings, Inc.
(a)
............ 246 22,140
81,578
Personal Care Products — 0.1%
elf Beauty, Inc.
(a)
..................... 287 18,359
Professional Services — 0.1%
Paychex, Inc. ....................... 288 26,677
Robert Half, Inc. ..................... 226 6,014
32,691
Real Estate Management & Development — 0.2%
(a)
CoStar Group, Inc. .................... 830 28,726
Zillow Group, Inc. , Class A ............... 90 4,015
Security
Shares
Shares Value
Real Estate Management & Development (continued)
Zillow Group, Inc. , Class C, NVS .......... 678 $ 30,103
62,844
Residential REITs — 0.0%
Invitation Homes, Inc. .................. 106 3,050
Software — 0.8%
Agilysys, Inc.
(a)
...................... 133 8,520
Gen Digital, Inc. ...................... 570 10,995
Intuit, Inc. .......................... 531 206,294
225,809
Specialized REITs — 0.1%
Lamar Advertising Co. , Class A ........... 111 15,300
Specialty Retail — 36.5%
Abercrombie & Fitch Co. , Class A
(a)
......... 248 21,167
Academy Sports & Outdoors, Inc. .......... 630 34,549
American Eagle Outfitters, Inc. ............ 1,327 23,116
Asbury Automotive Group, Inc.
(a)
........... 101 20,573
AutoNation, Inc.
(a)
..................... 155 32,919
AutoZone, Inc.
(a)
..................... 103 381,515
Bath & Body Works, Inc. ................ 1,670 32,465
Best Buy Co., Inc. .................... 1,054 63,756
Boot Barn Holdings, Inc.
(a)
............... 278 47,663
Burlington Stores, Inc.
(a)
................ 757 242,248
CarMax, Inc.
(a)
....................... 1,079 42,415
Carvana Co. , Class A
(a)
................. 949 375,614
Dick's Sporting Goods, Inc. .............. 736 167,013
Five Below, Inc.
(a)
..................... 553 130,320
Floor & Decor Holdings, Inc. , Class A
(a)
...... 359 17,376
GameStop Corp. , Class A
(a) (b)
............. 3,282 81,886
Gap, Inc. (The) ...................... 1,898 46,672
Group 1 Automotive, Inc. ................ 5 1,784
Home Depot, Inc. (The) ................ 7,985 2,625,468
Lithia Motors, Inc. , Class A .............. 136 39,456
Lowe's Cos., Inc. ..................... 6,115 1,460,201
Murphy USA, Inc. .................... 69 40,572
O'Reilly Automotive, Inc.
(a)
............... 9,240 918,456
RH
(a)
............................. 141 18,606
Ross Stores, Inc. ..................... 4,269 972,436
Signet Jewelers Ltd. ................... 288 25,641
TJX Cos., Inc. (The) ................... 11,435 1,792,436
Tractor Supply Co. .................... 4,535 159,178
Ulta Beauty, Inc.
(a)
.................... 537 288,627
Urban Outfitters, Inc.
(a)
................. 558 39,250
Valvoline, Inc.
(a)
...................... 677 22,497
Williams-Sonoma, Inc. ................. 1,180 213,828
10,379,703
Textiles, Apparel & Luxury Goods — 2.8%
Capri Holdings Ltd.
(a)
.................. 748 14,594
Carter's, Inc. ........................ 262 9,463
Crocs, Inc.
(a)
........................ 335 34,163
Deckers Outdoor Corp.
(a)
................ 770 78,694
Kontoor Brands, Inc. ................... 336 24,649
Lululemon Athletica, Inc.
(a)
............... 1,175 161,798
NIKE, Inc. , Class B ................... 3,914 173,625
Ralph Lauren Corp. , Class A ............. 147 52,720
Steven Madden Ltd. ................... 555 20,846
Tapestry, Inc. ........................ 1,243 180,285
VF Corp. .......................... 1,797 34,017
784,854
Trading Companies & Distributors — 1.1%
Fastenal Co. ........................ 2,175 97,723
Ferguson Enterprises, Inc. ............... 620 165,980

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
U.S. Consumer Focused ETF
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
SiteOne Landscape Supply, Inc.
(a)
.......... 135 $ 17,017
WW Grainger, Inc. .................... 33 38,324
319,044
Total Common Stocks — 99 .1%
(Cost: $ 26,522,499 ) ............................... 28,210,900
Rights
Consumer Staples Distribution & Retail — 0.0%
Walgreens Boots Alliance, Inc., CVR
(a) (c)
..... 2,221 1,177
Total Rights — 0.0%
(Cost: $ 1,177 ) .................................. 1,177
Warrants
Specialty Retail — 0.0%
GameStop Corp. ( Issued/Exercisable 10/03/25 , 1
Share for 1 Warrant, Expires 10/30/26 , Strike
Price USD 32.00 )
(a)
................. 361 1,325
Total Warrants — 0.0%
(Cost: $ — ) ..................................... 1,325
Total Long-Term Investments — 99.1%
(Cost: $ 26,523,676 ) ............................... 28,213,402
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.4%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(f)
................... 167,398 $ 167,448
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61% .................... 219,111 219,111
Total Short-Term Securities — 1 .4%
(Cost: $ 386,530 ) ................................. 386,559
Total Investments — 100 .5%
(Cost: $ 26,910,206 ) ............................... 28,599,961
Liabilities in Excess of Other Assets — (0.5) % ............. (138,370)
Net Assets — 100.0% ...............................
$ 28,461,591
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 61,097 $ 106,486
(a)
$ — $ (130) $ (5) $ 167,448 167,398 $ 865
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 159,837 59,274
(a)
— — — 219,111 219,111 6,184 —
$ (130) $ (5) $ 386,559 $ 7,049 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 Micro E-Mini Index ................................................... 6 06/18/26 $ 217 $ 16,709

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
U.S. Consumer Focused ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 28,210,900 $ — $ — $ 28,210,900
Rights ................................................ — — 1,177 1,177
Warrants .............................................. 1,325 — — 1,325
Short-Term Securities
Money Market Funds ...................................... 386,559 — — 386,559
$ 28,598,784 $ — $ 1,177 $ 28,599,961
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 16,709 $ — $ — $ 16,709
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust